WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 92.4%
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.4%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$469,490
AT&T Inc., Senior Notes	3.800%	2/15/27	830,000	937,729
AT&T Inc., Senior Notes	1.650%	2/1/28	460,000	461,957
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	605,451
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,206,855
AT&T Inc., Senior Notes	3.100%	2/1/43	2,100,000	2,059,683
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	248,642
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	794,449	(a)
AT&T Inc., Senior Notes	3.500%	9/15/53	478,000	464,369	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	703,000	684,693	(a)
AT&T Inc., Senior Notes	3.650%	9/15/59	133,117	131,441	(a)
AT&T Inc., Senior Notes	3.500%	2/1/61	1,700,000	1,625,544
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	409,152
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	450,000	510,490	(a)
Corning Inc., Senior Notes	3.900%	11/15/49	680,000	781,214
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	482,360
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	581,601
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	346,645
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,452,593	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	265,737
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	595,952
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,098,827
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	1,830,000	1,828,080
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,945,523
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	375,195
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	235,615
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	581,828

Total Diversified Telecommunication Services				24,181,115

Entertainment - 0.2%
Activision Blizzard Inc., Senior Notes	1.350%	9/15/30	360,000	352,895
Activision Blizzard Inc., Senior Notes	2.500%	9/15/50	870,000	815,738
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	103,664
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	104,787
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	242,066
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	964,937

Total Entertainment				2,584,087

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.4%
Alphabet Inc., Senior Notes	1.100%	8/15/30	930,000	$928,050
Alphabet Inc., Senior Notes	1.900%	8/15/40	850,000	821,115
Alphabet Inc., Senior Notes	2.050%	8/15/50	930,000	875,260
Alphabet Inc., Senior Notes	2.250%	8/15/60	1,440,000	1,370,446

Total Interactive Media & Services				3,994,871

Media - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,110,000	1,169,446	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,430,000	3,584,350	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,070,000	1,185,606
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	45,454
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	582,680
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	870,000	1,087,855
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,080,000	1,256,183
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	630,336
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	404,828
Comcast Corp., Senior Notes	4.250%	10/15/30	1,050,000	1,290,503
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,344,148
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	124,698
Comcast Corp., Senior Notes	6.500%	11/15/35	1,020,000	1,548,794
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	807,289
Comcast Corp., Senior Notes	3.750%	4/1/40	540,000	634,183
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	239,908
Comcast Corp., Senior Notes	4.700%	10/15/48	340,000	454,980
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	849,668
Fox Corp., Senior Notes	4.030%	1/25/24	300,000	330,582
Fox Corp., Senior Notes	5.476%	1/25/39	2,220,000	2,976,953
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	250,613

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	$812,763
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,461,056
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	190,000	257,547
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	940,799
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,395,628

Total Media				25,666,850

Wireless Telecommunication Services - 0.7%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,672,500	1,693,849	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,420,000	1,470,921	(a)(b)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	370,000	434,073	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	840,000	833,263	(a)(b)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	560,000	672,868	(a)
Vodafone Group PLC, Senior Notes	4.125%	5/30/25	500,000	570,512
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	511,004
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	580,000	751,050

Total Wireless Telecommunication Services				6,937,540

TOTAL COMMUNICATION SERVICES				63,364,463

CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.0%††
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	320,000	328,200	(a)

Automobiles - 3.1%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,425,780
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,150,000	3,151,221
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	3,000,000	3,004,500
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	350,000	357,219
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	2,240,000	2,249,800
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,240,000	3,195,806
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	820,000	798,987
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	326,761
General Motors Co., Senior Notes	5.400%	10/2/23	740,000	816,546
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	560,411
General Motors Co., Senior Notes	6.750%	4/1/46	670,000	826,947
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	223,283
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.900%)	1.150%	9/10/21	970,000	970,084	(c)
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	3,590,000	3,691,700

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	920,000	$962,068
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.530%	6/30/22	470,000	468,680	(c)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	4,990,000	5,061,992	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	930,000	933,011	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,740,000	1,753,819	(a)

Total Automobiles				30,778,615

Hotels, Restaurants & Leisure - 1.6%
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	320,000	334,496	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	150,000	158,344	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,360,000	1,375,996
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	100,000	99,983
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	100,000	101,466
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	783,682
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	786,843
McDonald’s Corp., Senior Notes	2.125%	3/1/30	480,000	500,710
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	825,790
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,600,000	1,999,172
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,570,000	1,564,480	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	200,000	186,625	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,120,000	786,100	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,940,000	2,175,225	(a)
Royal Caribbean Cruises Ltd., Senior Notes	2.650%	11/28/20	630,000	628,425
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,444,205
Sands China Ltd., Senior Notes	5.400%	8/8/28	210,000	234,356
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	403,725	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,548,038	(a)

Total Hotels, Restaurants & Leisure				15,937,661

Household Durables - 0.7%
DR Horton Inc., Senior Notes	2.500%	10/15/24	1,910,000	2,018,867
Lennar Corp., Senior Notes	4.500%	4/30/24	200,000	214,375
Lennar Corp., Senior Notes	5.000%	6/15/27	440,000	498,300
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,100,000	1,333,063
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,430,000	2,543,068

Total Household Durables				6,607,673

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	2,050,000	$2,081,730
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	898,690
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	892,956

Total Internet & Direct Marketing Retail				3,873,376

Specialty Retail - 0.7%
Best Buy Co. Inc., Senior Notes	1.950%	10/1/30	1,520,000	1,512,953
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	647,451
Home Depot Inc., Senior Notes	2.950%	6/15/29	460,000	520,163
Home Depot Inc., Senior Notes	3.300%	4/15/40	360,000	410,744
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	279,444
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	285,998
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	450,000	592,215
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	23,984
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	350,000	485,539
Target Corp., Senior Notes	3.375%	4/15/29	1,280,000	1,489,348
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	1,119,257

Total Specialty Retail				7,367,096

TOTAL CONSUMER DISCRETIONARY				64,892,621

CONSUMER STAPLES - 4.7%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	340,000	381,588
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,750,000	1,982,116
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,480,000	2,967,015
Coca-Cola Co., Senior Notes	1.375%	3/15/31	1,490,000	1,484,901
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	910,018
Coca-Cola Co., Senior Notes	2.500%	6/1/40	360,000	378,948
Coca-Cola Co., Senior Notes	2.600%	6/1/50	120,000	121,115
Coca-Cola Co., Senior Notes	2.500%	3/15/51	1,000,000	1,002,191
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	182,985
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	67,171
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	309,570
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	316,952
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	752,880

Total Beverages				10,857,450

Food & Staples Retailing - 0.4%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	630,000	646,730
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	750,000	764,525

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	$236,699
Walmart Inc., Senior Notes	3.700%	6/26/28	1,080,000	1,278,762
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	1,087,116

Total Food & Staples Retailing				4,013,832

Food Products - 0.7%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	1,144,188
Mars Inc., Senior Notes	3.200%	4/1/30	160,000	183,196	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	1,800,000	1,804,226	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	480,000	468,418
SunOpta Foods Inc., Secured Notes	9.500%	10/9/22	3,080,000	3,149,300	(a)

Total Food Products				6,749,328

Household Products - 0.4%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,517,927
Estee Lauder Cos. Inc., Senior Notes	3.125%	12/1/49	40,000	44,127
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	610,000	701,196
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	420,000	488,198
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	350,000	427,173
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	501,793
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	350,000	445,969

Total Household Products				4,126,383

Tobacco - 2.1%
Altria Group Inc., Senior Notes	2.850%	8/9/22	4,850,000	5,053,561
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,940,000	2,243,660
Altria Group Inc., Senior Notes	4.800%	2/14/29	4,590,000	5,453,955
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	64,864
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	205,919
Altria Group Inc., Senior Notes	5.950%	2/14/49	330,000	443,419
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,100,000	3,120,610
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	500,000	502,345
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,105,689
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	1,053,988
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	732,161

Total Tobacco				20,980,171

TOTAL CONSUMER STAPLES				46,727,164

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 10.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	$23,320
Halliburton Co., Senior Notes	2.920%	3/1/30	720,000	711,499
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	693,045

Total Energy Equipment & Services				1,427,864

Oil, Gas & Consumable Fuels - 10.4%
Apache Corp., Senior Notes	3.250%	4/15/22	3,056,000	3,021,162
Apache Corp., Senior Notes	5.350%	7/1/49	1,230,000	1,088,550
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	505,537
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	916,975
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,120,000	1,237,403
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,360,000	5,184,369
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	290,000	319,453	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	180,000	203,663	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	470,000	529,191	(a)
Chevron USA Inc., Senior Notes	2.343%	8/12/50	340,000	323,696
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,250,000	1,343,148
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,380,000	2,400,641
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,550,000	1,605,937
Concho Resources Inc., Senior Notes	3.750%	10/1/27	750,000	810,624
Continental Resources Inc., Senior Notes	5.000%	9/15/22	515,000	511,694
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,190,000	2,091,078
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	410,000	268,843	(c)(d)
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	1,120,000	1,129,800	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	380,000	365,778	(a)
Devon Energy Corp., Senior Notes	7.950%	4/15/32	160,000	207,289
Devon Energy Corp., Senior Notes	5.600%	7/15/41	670,000	678,641
Devon Energy Corp., Senior Notes	4.750%	5/15/42	430,000	400,627
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,370,000	1,303,969
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	3,110,000	3,229,984
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,310,000	1,273,394
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	930,000	1,051,132
Ecopetrol SA, Senior Notes	5.375%	6/26/26	40,000	44,250
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	544,534
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,870,000	1,444,575	(c)(d)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,370,000	1,084,012	(c)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	1,780,000	$1,880,740
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	1,810,000	1,995,679
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	120,000	120,975
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,690,000	1,979,513
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	500,000	533,513
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,973,768
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	992,213
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	1,132,749
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,340,000	2,086,683	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	1,042,870
EOG Resources Inc., Senior Notes	4.375%	4/15/30	1,150,000	1,358,198
EOG Resources Inc., Senior Notes	4.950%	4/15/50	230,000	284,029
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	450,788
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,600,000	1,965,698
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	666,514
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	690,000	762,524
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	402,381
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	318,634
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	150,000	176,311
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,290,000	1,160,136	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	820,000	835,375
MPLX LP, Senior Notes	4.800%	2/15/29	240,000	274,949
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,364,826
Noble Energy Inc., Senior Notes	3.850%	1/15/28	410,000	465,882
Noble Energy Inc., Senior Notes	6.000%	3/1/41	70,000	97,362
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	252,266
Noble Energy Inc., Senior Notes	5.050%	11/15/44	540,000	701,800
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,219,438
Occidental Petroleum Corp., Senior Notes	2.600%	4/15/22	220,000	208,450
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	1,070,000	1,001,729
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	770,000	706,475
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	580,350
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	500,500
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	220,000	206,662
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	355,250
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	67,750

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.730%	8/15/22	460,000	$419,943	(c)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	657,937	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,102,608	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,040,000	1,163,760
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	1,472,000	935,677	(c)(d)
Range Resources Corp., Senior Notes	5.750%	6/1/21	980,000	968,852
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	435,521
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	214,172
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	633,570
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,510,000	1,554,122	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	232,862
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	11,685
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,882,394
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,360,000	1,455,195
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	647,396
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	674,971
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,620,000	2,001,022
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	2,360,000	3,028,211
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,514,145	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	855,000	1,108,180
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,623,127
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	360,000	389,904	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,849,068
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	130,000	137,300	(a)
Western Midstream Operating LP, Senior Notes	5.375%	6/1/21	740,000	749,250
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,572,168
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	141,720
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,720,000	1,677,000

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,080,000	$1,041,098
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	839,737
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,370,000	1,109,700
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	249,000
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	1,460,000	1,354,938
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	1,240,000	1,153,586	(c)
WPX Energy Inc., Senior Notes	5.250%	10/15/27	110,000	111,836
WPX Energy Inc., Senior Notes	4.500%	1/15/30	500,000	492,490

Total Oil, Gas & Consumable Fuels				103,377,074

TOTAL ENERGY				104,804,938

FINANCIALS - 26.4%
Banks - 17.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	330,000	329,802	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,600,000	1,674,400	(a)(c)(d)
Banco Santander SA, Senior Notes	2.746%	5/28/25	200,000	210,112
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	207,445
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	1,340,000	1,352,254	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	747,834	(c)
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then 3 mo. USD LIBOR + 0.990%)	2.496%	2/13/31	1,500,000	1,580,333	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	853,311	(c)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	431,159	(c)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	3,750,000	4,056,836	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	348,140	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	1,158,046	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,902,932	(c)

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	$1,454,511	(c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	117,473	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	568,472
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	7,390,000	7,776,145	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,990,000	3,290,192
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	6,580,000	6,686,181	(c)(d)
Barclays PLC, Junior Subordinated Notes (7.875% to 3/15/22 then USD 5 year ICE Swap Rate + 6.772%)	7.875%	3/15/22	830,000	856,717	(c)(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,190,000	1,267,960	(c)(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	4,040,000	4,528,685	(c)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	410,000	473,372	(a)(c)(d)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,100,000	3,201,669	(a)(c)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	4,320,000	4,556,948	(a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,910,000	2,050,899	(a)(c)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	334,520
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	3,305,834
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	595,503
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,582,011	(c)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	2,219,871	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,170,000	1,348,824	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	770,000	869,728
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	83,901
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	1,151,598	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	5,277,000	5,867,414

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	400,000		$471,517	(a)(c)(d)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	1,680,000		1,698,694
Danske Bank A/S, Senior Notes	5.000%	1/12/22	6,960,000		7,314,559	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000		366,321	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,160,000		1,306,561	(a)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000		350,055
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000		638,526	(c)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	1,650,000		1,629,481	(c)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then 3 mo. USD LIBOR + 1.140%)	2.633%	11/7/25	1,870,000		1,949,337	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	1,240,000		1,287,154	(c)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000		584,332
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	6,510,000		6,645,583	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,340,000		5,494,502	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	1,130,000		1,174,316	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	410,000		460,811	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000		1,301,490	(c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	4,210,000		4,517,559	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	370,000		399,406	(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000		120,554	(c)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000		475,598	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000		391,256	(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000		1,276,449	(c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	750,000		1,017,990
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,640,000		1,764,004	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (5.125% to 6/27/25 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.607%)	5.125%	12/27/24	1,800,000	GBP	2,244,144	(c)(d)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	$470,063	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	430,898	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,320,000	1,406,387	(c)(d)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	4,020,000	4,380,677	(c)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	8,620,000	8,854,636	(c)(d)
Natwest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	410,749	(c)
Natwest Group PLC, Senior Notes (3.073% to 5/22/27 then 1 year Treasury Constant Maturity Rate + 2.550%)	3.073%	5/22/28	1,830,000	1,927,151	(c)
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	1,406,798	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	3,445,000	3,858,676
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,187,563	(a)
Nordea Bank ABP, Senior Notes	0.750%	8/28/25	2,160,000	2,150,058	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,887,000	2,063,831	(a)
Skandinaviska Enskilda Banken AB, Senior Notes	0.850%	9/2/25	2,360,000	2,362,891	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	2,160,000	2,175,490
UniCredit SpA, Senior Notes	6.572%	1/14/22	8,090,000	8,587,926	(a)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	870,000	888,632	(a)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	4,990,000	5,741,943	(a)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	87,569
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then 3 mo. USD LIBOR + 0.825%)	2.406%	10/30/25	720,000	754,371	(c)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	1,229,380	(c)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,510,000	$1,649,630	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	717,297	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	1,260,000	1,532,861	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	3,390,000	4,664,105	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,170,000	1,553,308
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	800,000	999,475
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	230,000	279,846

Total Banks				176,693,442

Capital Markets - 4.4%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	612,136
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	6,560,000	6,589,520	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	590,000	633,859	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	1,140,000	1,219,327	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	590,000	614,627	(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	760,000	803,936	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,920,000	3,012,392	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,460,000	1,689,589	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	395,371
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	11/2/20	1,000,000	927,755	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,927,089
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	2,250,000	2,383,068
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000	1,370,930
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	2,005,749	(c)

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	$1,287,082
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000	383,966
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,540,000	1,928,754	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	323,397	(a)
KKR Group Finance Co. VIII LLC, Senior Notes	3.500%	8/25/50	1,900,000	1,945,098	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	2,010,000	2,108,255	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,330,000	3,554,425	(c)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	1,500,000	2,266,982	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	190,000	231,499
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	441,124
UBS AG, Senior Notes	4.500%	6/26/48	530,000	739,466	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,460,000	2,627,760	(a)(c)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,281,720	(a)(c)

Total Capital Markets				44,304,876

Consumer Finance - 0.1%
American Express Co., Senior Notes	2.500%	7/30/24	700,000	746,100

Diversified Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,320,000	1,361,023
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	1,880,000	1,921,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	2,155,873
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	2,140,000	2,120,628
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	690,000	896,115	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	410,000	444,345	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	777,371	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,569,900	1,442,356	(a)(f)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,545,726	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	2.980%	12/21/65	5,800,000	$2,968,121	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.230%	12/21/65	660,000	360,885	(a)(c)
Vanguard Group Inc.	3.050%	8/22/50	5,000,000	4,656,000	(g)(h)

Total Diversified Financial Services				20,649,677

Insurance - 1.9%
AIA Group Ltd., Subordinated Notes	3.200%	9/16/40	840,000	869,509	(a)
American International Group Inc., Senior Notes	2.500%	6/30/25	730,000	780,788
American International Group Inc., Senior Notes	3.400%	6/30/30	840,000	932,473
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	639,171
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	1,310,000	1,321,032
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	910,238	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	480,000	491,407	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	1,091,620	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	145,738
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,420,000	1,608,317	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	430,944	(a)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	341,619	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,300,000	2,607,549	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	591,392	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	844,681	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	890,000	928,335
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,800,000	1,880,271	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	582,205	(a)

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	$941,318	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	1,200,000	1,232,020	(a)

Total Insurance				19,170,627

Investment Companies - 0.2%
MDGH - GMTN BV, Senior Notes	2.500%	11/7/24	1,640,000	1,721,585	(a)

TOTAL FINANCIALS				263,286,307

HEALTH CARE - 11.6%
Biotechnology - 2.8%
AbbVie Inc., Senior Notes	3.450%	3/15/22	540,000	560,281	(a)
AbbVie Inc., Senior Notes	2.300%	11/21/22	1,860,000	1,925,398	(a)
AbbVie Inc., Senior Notes	2.800%	3/15/23	270,000	282,419	(a)
AbbVie Inc., Senior Notes	2.600%	11/21/24	7,460,000	7,911,527	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	320,000	355,177	(a)
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,500,000	4,908,270	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	3,270,000	3,616,678	(a)
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	147,929	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,980,000	4,589,186	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	740,000	883,156	(a)
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	434,989
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	442,118
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	364,258
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	239,472
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	112,970
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	326,722
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	720,000	706,965

Total Biotechnology				27,807,515

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	951,468
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	853,488
Alcon Finance Corp., Senior Notes	3.000%	9/23/29	1,230,000	1,332,883	(a)
Alcon Finance Corp., Senior Notes	2.600%	5/27/30	270,000	286,174	(a)
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	110,822

Total Health Care Equipment & Supplies				3,534,835

Health Care Providers & Services - 5.7%
Aetna Inc., Senior Notes	2.750%	11/15/22	1,450,000	1,507,693
Aetna Inc., Senior Notes	2.800%	6/15/23	590,000	622,205
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	698,624

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	$196,302
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	652,845
Centene Corp., Senior Notes	4.750%	1/15/25	2,030,000	2,088,972
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	555,835
Centene Corp., Senior Notes	4.625%	12/15/29	1,890,000	2,041,115
Centene Corp., Senior Notes	3.375%	2/15/30	2,320,000	2,410,631
Centene Corp., Senior Notes	3.000%	10/15/30	1,200,000	1,225,740	(b)
Cigna Corp., Senior Notes	4.125%	11/15/25	1,150,000	1,320,439
Cigna Corp., Senior Notes	4.375%	10/15/28	2,050,000	2,441,879
Cigna Corp., Senior Notes	2.400%	3/15/30	2,600,000	2,702,087
Cigna Corp., Senior Notes	4.800%	8/15/38	2,050,000	2,552,714
Cigna Corp., Senior Notes	3.200%	3/15/40	2,330,000	2,480,632
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	109,029
CVS Health Corp., Senior Notes	2.625%	8/15/24	1,330,000	1,418,931
CVS Health Corp., Senior Notes	4.100%	3/25/25	526,000	594,780
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	241,184
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,728,000	4,369,037
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,235,086
CVS Health Corp., Senior Notes	2.700%	8/21/40	4,180,000	4,002,057
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	861,768
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	240,000	269,219
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	34,098
HCA Inc., Senior Secured Notes	4.125%	6/15/29	930,000	1,053,017
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	608,674
HCA Inc., Senior Secured Notes	5.500%	6/15/47	820,000	1,018,971
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	449,928
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	520,027
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	491,847
Humana Inc., Senior Notes	3.125%	8/15/29	1,320,000	1,463,804
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	1,180,994
Humana Inc., Senior Notes	4.800%	3/15/47	40,000	52,535
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	316,137
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	350,000	392,864
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,954,000	4,083,909
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	1,330,000	1,463,452
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	1,690,000	1,801,136
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	550,000	630,574
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,370,914
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	840,072

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	$737,291
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	790,000	837,245

Total Health Care Providers & Services				56,946,293

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	510,000	562,276
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	490,000	559,280
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,770,000	3,231,119
Elanco Animal Health Inc., Senior Notes	4.912%	8/27/21	950,000	977,312
Johnson & Johnson, Senior Notes	2.100%	9/1/40	1,470,000	1,471,214
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,600,000	1,625,630
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	630,000	640,224
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	810,000	825,143
Merck & Co. Inc., Senior Notes	2.450%	6/24/50	700,000	706,323
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	383,369
Pfizer Inc., Senior Notes	2.550%	5/28/40	400,000	417,418
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	277,018
Pfizer Inc., Senior Notes	2.700%	5/28/50	400,000	419,949
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	470,148
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	613,000	597,065
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,200,000	1,199,730
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,035,000	9,958,483
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,530,000	2,423,968
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	750,000	788,985

Total Pharmaceuticals				27,534,654

TOTAL HEALTH CARE				115,823,297

INDUSTRIALS - 13.3%
Aerospace & Defense - 4.2%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	3,340,000	3,283,784	(a)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,015,000	1,013,937	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	810,000	769,503	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	3,260,000	2,994,141	(a)
Boeing Co., Senior Notes	1.650%	10/30/20	1,880,000	1,881,170
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,580,510
Boeing Co., Senior Notes	5.150%	5/1/30	3,610,000	4,068,355

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	3.300%	3/1/35	680,000	$641,288
Boeing Co., Senior Notes	5.705%	5/1/40	1,220,000	1,444,452
Boeing Co., Senior Notes	3.750%	2/1/50	1,300,000	1,193,793
Boeing Co., Senior Notes	5.805%	5/1/50	800,000	971,541
Boeing Co., Senior Notes	3.950%	8/1/59	2,270,000	2,058,820
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	402,973
General Dynamics Corp., Senior Notes	3.625%	4/1/30	1,130,000	1,345,453
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,530,000	1,931,555
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	1,059,377
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	623,052
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	960,000	1,146,191
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	2,840,000	3,121,956
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	1,043,160
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,470,028
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,339,170
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,080,000	1,557,306
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	23,922
United Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	524,232

Total Aerospace & Defense				41,489,669

Airlines - 3.2%
Air Canada, Senior Notes	7.750%	4/15/21	1,610,000	1,617,044	(a)
Continental Airlines Pass-Through Trust	9.798%	4/1/21	27,721	26,439
Continental Airlines Pass-Through Trust	5.983%	4/19/22	758,923	745,053
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	2,100,000	2,102,813
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	3,920,000	3,905,047
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	4,020,000	3,589,527
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,740,000	1,826,868
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	730,000	624,173
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,280,000	2,506,950	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,240,000	1,274,371	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	870,000	904,594	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,820,000	1,899,625	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,241,271
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	1,540,000	1,698,493
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	1,090,000	1,193,828

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
United Airlines Holdings Inc., Senior Notes	6.000%	12/1/20	2,470,000	$2,485,129
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,390,000	1,287,488
United Airlines Pass-Through Trust	5.375%	8/15/21	331,998	319,791
United Airlines Pass-Through Trust	4.625%	9/3/22	278,354	259,627

Total Airlines				31,508,131

Building Products - 0.9%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	940,000	984,870	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	2,100,000	2,202,006	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	1,090,000	1,146,052	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	1,180,000	1,260,470	(a)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Notes	1.750%	9/15/30	2,000,000	2,015,334
Lennox International Inc., Senior Notes	1.350%	8/1/25	770,000	776,840
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	770,644

Total Building Products				9,156,216

Commercial Services & Supplies - 0.8%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	647,819
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	277,225
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	1,990,000	2,004,726	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	650,000	692,244
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,490,000	2,832,456
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,544,386

Total Commercial Services & Supplies				7,998,856

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,106,955

Industrial Conglomerates - 1.3%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	81,841
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,395,317
General Electric Co., Senior Notes	5.875%	1/14/38	510,000	597,725
General Electric Co., Senior Notes	6.875%	1/10/39	8,736,000	11,247,722

Total Industrial Conglomerates				13,322,605

Machinery - 0.4%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	3,010,000	3,240,225
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	180,000	193,257

Total Machinery				3,433,482

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	818,158
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	585,265
Union Pacific Corp., Senior Notes	2.973%	9/16/62	690,000	681,230	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	$311,194
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	567,192

Total Road & Rail				2,963,039

Trading Companies & Distributors - 1.9%
Air Lease Corp., Senior Notes	3.875%	4/1/21	2,500,000	2,524,617
Air Lease Corp., Senior Notes	3.500%	1/15/22	1,700,000	1,744,395
Air Lease Corp., Senior Notes	3.375%	7/1/25	2,140,000	2,189,131
Air Lease Corp., Senior Notes (3 mo. USD LIBOR + 0.670%)	0.921%	6/3/21	1,286,000	1,276,676	(c)
Aircastle Ltd., Senior Notes	5.250%	8/11/25	3,950,000	3,873,567	(a)
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	2,100,000	2,145,944	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,170,000	1,208,237	(a)
BOC Aviation Ltd., Senior Notes	2.625%	9/17/30	4,070,000	4,039,831	(a)

Total Trading Companies & Distributors				19,002,398

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,364,977	(a)

TOTAL INDUSTRIALS				132,346,328

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.2%
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,253,187
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	500,000	659,997

Total Communications Equipment				1,913,184

IT Services - 1.0%
Mastercard Inc., Senior Notes	3.300%	3/26/27	1,410,000	1,609,572
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	716,996
Mastercard Inc., Senior Notes	3.850%	3/26/50	820,000	1,052,858
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	1,082,360
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	1,170,000	1,240,478
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	411,683
S&P Global Inc., Senior Notes	2.500%	12/1/29	100,000	109,051
S&P Global Inc., Senior Notes	1.250%	8/15/30	460,000	453,828
S&P Global Inc., Senior Notes	3.250%	12/1/49	210,000	240,419
S&P Global Inc., Senior Notes	2.300%	8/15/60	680,000	619,145
Visa Inc., Senior Notes	2.050%	4/15/30	650,000	698,198
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	543,287
Visa Inc., Senior Notes	2.000%	8/15/50	1,500,000	1,385,830

Total IT Services				10,163,705

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Inc., Senior Notes	5.000%	4/15/30	5,320,000	$6,289,779
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,600,000	1,801,039
Broadcom Inc., Senior Notes	4.300%	11/15/32	2,180,000	2,496,316
Intel Corp., Senior Notes	4.750%	3/25/50	250,000	346,119
Intel Corp., Senior Notes	4.950%	3/25/60	1,060,000	1,556,291
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	1,008,654
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	425,965
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	423,713
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,100,000	1,295,933
NVIDIA Corp., Senior Notes	3.700%	4/1/60	430,000	514,922
NXP BV / NXP Funding LLC / NXP USA Inc., Senior Notes	3.400%	5/1/30	580,000	636,723	(a)
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,310,000	1,468,267
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	2,062,821
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,430,000	1,766,311
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	960,000	952,058	(a)
TSMC Global Ltd., Senior Notes	1.000%	9/28/27	1,260,000	1,241,857	(a)
TSMC Global Ltd., Senior Notes	1.375%	9/28/30	2,680,000	2,629,762	(a)

Total Semiconductors & Semiconductor Equipment				26,916,530

Software - 1.1%
Adobe Inc., Senior Notes	2.150%	2/1/27	4,060,000	4,360,239
Intuit Inc., Senior Notes	0.650%	7/15/23	600,000	603,324
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	148,745
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	2,213,927
Microsoft Corp., Senior Notes	4.100%	2/6/37	1,758,000	2,287,491
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	1,096,566
ServiceNow Inc., Senior Notes	1.400%	9/1/30	590,000	577,949

Total Software				11,288,241

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.650%	5/11/50	2,450,000	2,583,124
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	278,000	284,605	(a)

Total Technology Hardware, Storage & Peripherals				2,867,729

TOTAL INFORMATION TECHNOLOGY				53,149,389

MATERIALS - 3.4%
Metals & Mining - 3.3%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,650,000	2,745,711	(a)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	1,110,000	1,280,176
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	1,890,000	2,050,409

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000		$538,128
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000		800,770
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	3,914,000		3,919,480	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	580,000		580,160	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000		425,855	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,790,000		3,657,350	(a)(b)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,790,000		1,766,175	(a)
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	2,500,000		2,610,726	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	2,500,000		2,655,413	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000		1,139,419	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,950,000		3,200,125	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000		1,466,902	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000		1,092,053	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	540,000		590,355	(a)
Glencore Funding LLC, Senior Notes	2.500%	9/1/30	620,000		604,384	(a)
Newmont Corp., Senior Notes	2.250%	10/1/30	260,000		269,031
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000		568,387
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,150,000		1,249,062

Total Metals & Mining					33,210,071

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000		367,260	(a)

TOTAL MATERIALS					33,577,331

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000		665,432	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000		814,690
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	2,736,903
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000		771,221
Prologis LP, Senior Notes	1.250%	10/15/30	1,540,000		1,509,430
Simon Property Group LP, Senior Notes	3.500%	9/1/25	2,080,000		2,281,515
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	160,000		157,600	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	500,000		492,500	(a)
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		113,393	(a)

Total Equity Real Estate Investment Trusts (REITs)					9,542,684

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.1%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	$997,592

TOTAL REAL ESTATE				10,540,276

UTILITIES - 3.3%
Electric Utilities - 3.1%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	845,273	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,634,283
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000	1,893,441	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	420,675	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,278,372
Consumers Energy Co.	2.500%	5/1/60	750,000	707,703
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,854,771
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	560,000	626,241
Duke Energy Ohio Inc.	2.125%	6/1/30	800,000	840,840
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,228,416
EDP Finance BV, Senior Notes	1.710%	1/24/28	2,040,000	2,033,567	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	700,000	823,072
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000	1,475,416
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,550,000	2,175,882
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000	120,657
Florida Power & Light Co.	3.150%	10/1/49	280,000	319,096
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	423,573	(a)
MidAmerican Energy Co.	3.150%	4/15/50	700,000	778,747
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	520,000	620,457
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	650,946
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	2,710,000	2,713,920
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	1,010,000	1,076,654
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	780,000	755,896
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	520,000	496,325
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	70,000	64,602
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	180,000	163,304
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	559,815	(a)
Southern California Edison Co.	2.250%	6/1/30	1,950,000	1,959,912
Southern California Edison Co.	3.650%	2/1/50	760,000	789,580
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	53,739

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	$882,867
TransAlta Corp., Senior Notes	6.500%	3/15/40	470,000	485,099

Total Electric Utilities				30,753,141

Multi-Utilities - 0.2%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	802,369
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	1,600,000	1,595,867

Total Multi-Utilities				2,398,236

TOTAL UTILITIES				33,151,377

TOTAL CORPORATE BONDS & NOTES (Cost - $865,691,982)				921,663,491

SOVEREIGN BONDS - 3.0%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,246	143,623
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	2,555,798	1,079,825
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	4,214,802	1,595,302
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,210,000	1,705,050	*(a)(i)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	790,000	489,800	(a)

Total Argentina				5,013,600

Bermuda - 0.3%
Bermuda Government International Bond	2.375%	8/20/30	2,670,000	2,706,713	(a)

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	530,000	544,713
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	773,146

Total Colombia				1,317,859

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	560,000	473,590	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000	494,995	(a)

Total Ghana				968,585

Indonesia - 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	219,126

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		$886,840

Mexico - 0.1%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,250,454

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000		777,763	(a)

Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,210,000		2,232,100

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		845,325

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,376,720	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,900,000		2,451,028	(a)

Total Qatar					3,827,748

Russia - 0.2%
Russian Federal Bond - OFZ	6.900%	5/23/29	97,940,000	RUB	1,328,155

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	3,440,000		3,440,086	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	990,000		1,111,651	(a)
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	1,290,000		1,279,108	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		1,148,425	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	1,090,000		1,169,789	(a)

Total United Arab Emirates					8,149,059

TOTAL SOVEREIGN BONDS (Cost - $31,901,887)					29,523,327

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.7%
U.S. Government Obligations - 1.7%
U.S. Treasury Bonds	1.250%	5/15/50	320,000		304,300
U.S. Treasury Bonds	1.375%	8/15/50	17,350,000		17,031,465

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $17,330,612)					17,335,765

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.0%
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	1,410,000	$1,336,414
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	3,800,000	3,671,940

Total Financials				5,008,354

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,569,985
Teva Pharmaceutical Finance Co. LLC, Senior Notes	0.250%	2/1/26	740,000	725,554

Total Health Care				5,295,539

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $10,304,738)				10,303,893

SENIOR LOANS - 0.9%
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.500-1.520%	2/7/22	4,960,000	4,842,200	(c)(j)(k)

Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	708,225	708,144	(c)(j)(k)
Delta Air Lines Inc., Initial Term Loan	—	10/20/27	1,200,000	1,211,813	(l)

Total Airlines				1,919,957

TOTAL INDUSTRIALS				6,762,157

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, Initial Term Loan	—	9/4/27	1,340,000	1,340,279	(l)

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	1,164,625	1,148,611	(c)(j)(k)

TOTAL SENIOR LOANS (Cost - $9,110,994)				9,251,047

MUNICIPAL BONDS - 0.6%
Alabama - 0.1%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	560,000	594,642

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	$986,454
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000	1,721,731

Total California				2,708,185

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	331,067

New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	1,029,736

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	808,968

TOTAL MUNICIPAL BONDS (Cost - $4,453,566)				5,472,598

ASSET-BACKED SECURITIES - 0.4%
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	2.003%	11/20/30	1,860,000	1,863,162	(a)(c)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	791,397	802,344	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,650,000	1,716,086	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,380,298)				4,381,592

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 0.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost - $786,316)	0.748%	1/25/36	874,402	812,478	(c)

			SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Insurance - 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $391,718)	3.470%		15,675	297,237	(c)

TOTAL INVESTMENTS - 100.1% (Cost - $944,352,111)				999,041,428
Liabilities in Excess of Other Assets - (0.1)%				(1,205,008)

TOTAL NET ASSETS - 100.0%				$997,836,420

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of September 30, 2020.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of September 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	159	12/20	$35,122,169	$35,132,789	$10,620
U.S. Treasury 5-Year Notes	412	12/20	51,896,861	51,924,875	28,014
U.S. Treasury 10-Year Notes	154	12/20	21,473,282	21,487,812	14,530
U.S. Treasury Long-Term Bonds	23	12/20	4,053,790	4,054,469	679

					53,843

Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	41	12/20	9,172,564	9,094,312	78,252
United Kingdom Long Gilt Bonds	14	12/20	2,449,576	2,458,814	(9,238)

					69,014

Net unrealized appreciation on open futures contracts					$122,857

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	80	USD	90	BNP Paribas SA	10/16/20	$4
USD	5,042,289	GBP	4,040,001	Citibank N.A.	10/16/20	(171,146)

Total						$(171,142)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At September 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/21)	4,500,000	EUR	12/20/24	0.868%	1.000% quarterly	$29,353	$47,348	$(17,995)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.619%	1.000% quarterly	$(85,708)	$(90,333)	$4,625

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.34 Index	$37,280,000	6/20/25	1.000% quarterly	$257,046	$371,033	$(113,987)

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2020 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	33

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

34

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

35

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$258,630,307	$4,656,000	$263,286,307
Other Corporate Bonds & Notes	—	658,377,184	—	658,377,184
Sovereign Bonds	—	29,523,327	—	29,523,327
U.S. Government & Agency Obligations	—	17,335,765	—	17,335,765
Convertible Bonds & Notes	—	10,303,893	—	10,303,893
Senior Loans	—	9,251,047	—	9,251,047
Municipal Bonds	—	5,472,598	—	5,472,598
Asset-Backed Securities	—	4,381,592	—	4,381,592
Collateralized Mortgage Obligations	—	812,478	—	812,478
Preferred Stocks	—	297,237	—	297,237

Total Investments	—	$994,385,428	$4,656,000	$999,041,428

Other Financial Instruments:
Futures Contracts	$132,095	—	—	$132,095
Forward Foreign Currency Contracts	—	$4	—	4
OTC Credit Default Swaps on
Corporate Issues - Sell Protection‡	—	29,353	—	29,353

Total Other Financial Instruments	$132,095	$29,357	—	$161,452

Total	$132,095	$994,414,785	$4,656,000	$999,202,880

36

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$9,238	—	—	$9,238
Forward Foreign Currency Contracts	—	$171,146	—	171,146
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	85,708	—	85,708
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	113,987	—	113,987

Total	$9,238	$370,841	—	$380,079

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$16,780,166	$268,408,287	268,408,287	$285,188,453	285,188,453	—	$60,934	—	—

37